FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2025 (Unaudited)

Principal
Amount		Value
	BONDS & DEBENTURES — 90.6%
	ASSET-BACKED SECURITIES — 26.4%
	AUTO — 4.4%
	Ally Auto Receivables Trust
$931,000	Series 2023-1, Class A4, 5.270%, 11/15/2028	$946,565
	BMW Vehicle Owner Trust
701,000	Series 2023-A, Class A4, 5.250%, 11/26/2029	710,321
	CarMax Auto Owner Trust
2,027,000	Series 2023-2, Class A4, 5.010%, 11/15/2028	2,047,448
904,000	Series 2023-1, Class A4, 4.650%, 1/16/2029	906,657
2,146,000	Series 2023-3, Class A4, 5.260%, 2/15/2029	2,177,858
	Ford Credit Auto Owner Trust
1,343,000	Series 2023-A, Class A4, 4.560%, 12/15/2028	1,348,124
734,000	Series 2023-B, Class A4, 5.060%, 2/15/2029	743,540
	GM Financial Consumer Automobile Receivables Trust
1,424,000	Series 2023-3, Class A4, 5.340%, 12/18/2028	1,443,697
	GM Financial Revolving Receivables Trust
3,383,000	Series 2021-1, Class A, 1.170%, 6/12/2034(a)	3,230,205
5,133,000	Series 2023-1, Class A, 5.120%, 4/11/2035(a)	5,237,700
1,403,000	Series 2023-2, Class A, 5.770%, 8/11/2036(a)	1,468,257
8,349,000	Series 2024-1, Class A, 4.980%, 12/11/2036(a)	8,484,254
	Hyundai Auto Receivables Trust
1,112,000	Series 2023-B, Class A4, 5.310%, 8/15/2029	1,131,578
	Mercedes-Benz Auto Receivables Trust
816,000	Series 2023-1, Class A4, 4.310%, 4/16/2029	814,040
1,038,000	Series 2024-1, Class A4, 4.790%, 7/15/2031	1,050,683
	Nissan Auto Receivables Owner Trust
1,485,000	Series 2023-A, Class A4, 4.850%, 6/17/2030	1,494,920
	Porsche Financial Auto Securitization Trust
1,721,000	Series 2023-1A, Class A4, 4.720%, 6/23/2031(a)	1,729,047
	SFS Auto Receivables Securitization Trust
919,000	Series 2023-1A, Class A4, 5.470%, 12/20/2029(a)	937,750
	Toyota Auto Loan Extended Note Trust
5,017,000	Series 2022-1A, Class A, 3.820%, 4/25/2035(a)	4,959,826
4,553,000	Series 2023-1A, Class A, 4.930%, 6/25/2036(a)	4,623,544
8,239,000	Series 2024-1A, Class A, 5.160%, 11/25/2036(a)	8,480,032
	Toyota Auto Receivables Owner Trust
1,343,000	Series 2023-A, Class A4, 4.420%, 8/15/2028	1,344,833
1,973,000	Series 2023-B, Class A4, 4.660%, 9/15/2028	1,982,730
2,714,000	Series 2023-C, Class A4, 5.010%, 2/15/2029	2,759,815
	Volkswagen Auto Loan Enhanced Trust
1,181,000	Series 2023-1, Class A4, 5.010%, 1/22/2030	1,194,547
	World Omni Auto Receivables Trust
300,000	Series 2021-B, Class B, 1.040%, 6/15/2027	297,371
1,251,000	Series 2023-A, Class A4, 4.660%, 5/15/2029	1,253,229
2,055,000	Series 2023-B, Class A4, 4.680%, 5/15/2029	2,059,548

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Principal
Amount		Value
	BONDS & DEBENTURES (Continued)
	ASSET-BACKED SECURITIES (Continued)
	AUTO (Continued)
$1,107,000	Series 2023-C, Class A4, 5.030%, 11/15/2029	$1,119,032
		65,977,151
	COLLATERALIZED LOAN OBLIGATION — 4.2%
	ABPCI Direct Lending Fund LLC
2,944,000	Series 2016-1A, Class E2, 13.285% (3-Month Term SOFR+899.161 basis points), 7/20/2033(a),(b)	2,948,116
	Barings Middle Market Ltd.
1,460,000	Series 2021-IA, Class D, 13.205% (3-Month Term SOFR+891.161 basis points), 7/20/2033(a),(b)	1,460,206
	Cerberus Loan Funding LLC
901,000	Series 2023-1A, Class A, 6.702% (3-Month Term SOFR+240 basis points), 3/22/2035(a),(b)	901,043
5,057,000	Series 2023-2A, Class A1, 6.852% (3-Month Term SOFR+255 basis points), 7/15/2035(a),(b)	5,151,834
5,734,000	Series 2023-4A, Class A, 6.727% (3-Month Term SOFR+242.5 basis points), 10/15/2035(a),(b)	5,862,189
	Cerberus Loan Funding LP
2,236,000	Series 2020-1A, Class D, 9.864% (3-Month Term SOFR+556.161 basis points), 10/15/2031(a),(b)	2,239,435
	Fortress Credit Opportunities Ltd.
5,645,000	Series 2017-9A, Class A1TR, 6.114% (3-Month Term SOFR+181.161 basis points), 10/15/2033(a),(b)	5,645,824
8,814,000	Series 2017-9A, Class ER, 12.624% (3-Month Term SOFR+832.161 basis points), 10/15/2033(a),(b)	8,772,469
	Golub Capital Partners Ltd.
4,361,000	Series 2023-67A, Class A1, 6.797% (3-Month Term SOFR+250 basis points), 5/9/2036(a),(b)	4,361,536
4,000,000	Series 2023-67A, Class D, 10.797% (3-Month Term SOFR+650 basis points), 5/9/2036(a),(b)	3,995,392
5,388,000	Series 2019-46A, Class A1R, 6.103% (3-Month Term SOFR+181 basis points), 4/20/2037(a),(b)	5,397,930
	Ivy Hill Middle Market Credit Fund Ltd.
6,250,000	Series 9A, Class ERR, 12.510% (3-Month Term SOFR+822 basis points), 4/23/2034(a),(b)	6,213,188
5,120,000	Series 20A, Class E, 14.293% (3-Month Term SOFR+1,000 basis points), 4/20/2035(a),(b)	5,120,614
	Parliament Ltd.
2,646,000	Series 2021-2A, Class D, 8.284% (3-Month Term SOFR+396.161 basis points), 8/20/2032(a),(b)	2,633,434

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Principal
Amount		Value
	BONDS & DEBENTURES (Continued)
	ASSET-BACKED SECURITIES (Continued)
	COLLATERALIZED LOAN OBLIGATION (Continued)
	TCP Waterman LLC
$2,429,000	Series 2017-1A, Class ER, 12.743% (3-Month Term SOFR+842.161 basis points), 8/20/2033(a),(b)	$2,391,467
		63,094,677
	EQUIPMENT — 9.9%
	Avis Budget Rental Car Funding AESOP LLC
1,059,000	Series 2023-1A, Class A, 5.250%, 4/20/2029(a)	1,076,273
3,527,000	Series 2023-4A, Class A, 5.490%, 6/20/2029(a)	3,604,461
4,981,000	Series 2023-6A, Class A, 5.810%, 12/20/2029(a)	5,168,406
3,599,000	Series 2023-8A, Class A, 6.020%, 2/20/2030(a)	3,760,885
1,728,000	Series 2024-1A, Class A, 5.360%, 6/20/2030(a)	1,765,901
7,423,000	Series 2024-3A, Class A, 5.230%, 12/20/2030(a)	7,570,500
	Barings Equipment Finance LLC
3,000,000	Series 2025-A, Class A4, 5.020%, 6/13/2050(a)	3,037,819
	BXMT Ltd.
2,112,584	Series 2021-FL4, Class A, 5.483% (1-Month Term SOFR+116.448 basis points), 5/15/2038(a),(b)	2,082,391
	CNH Equipment Trust
581,000	Series 2022-B, Class A4, 3.910%, 3/15/2028	576,733
644,000	Series 2023-A, Class A4, 4.770%, 10/15/2030	650,713
1,805,000	Series 2023-B, Class A4, 5.460%, 3/17/2031	1,853,686
	Coinstar Funding LLC
2,456,617	Series 2017-1A, Class A2, 5.216%, 4/25/2047(a)	2,244,346
	Enterprise Fleet Financing LLC
2,419,000	Series 2022-2, Class A3, 4.790%, 5/21/2029(a)	2,420,382
760,000	Series 2022-3, Class A3, 4.290%, 7/20/2029(a)	757,212
2,522,000	Series 2023-1, Class A3, 5.420%, 10/22/2029(a)	2,552,447
1,601,000	Series 2022-4, Class A3, 5.650%, 10/22/2029(a)	1,619,609
3,800,000	Series 2023-2, Class A3, 5.500%, 4/22/2030(a)	3,865,639
3,748,000	Series 2023-3, Class A3, 6.410%, 6/20/2030(a)	3,904,045
1,693,000	Series 2024-4, Class A4, 4.700%, 6/20/2031(a)	1,703,976
	Ford Credit Floorplan Master Owner Trust A
10,771,000	Series 2018-4, Class A, 4.060%, 11/15/2030	10,611,340
6,057,000	Series 2024-2, Class A, 5.240%, 4/15/2031(a)	6,234,855
3,949,000	Series 2024-4, Class A, 4.400%, 9/15/2031(a)	3,947,953
	GMF Floorplan Owner Revolving Trust
2,130,000	Series 2023-2, Class A, 5.340%, 6/15/2030(a)	2,187,053
6,852,000	Series 2024-2A, Class A, 5.060%, 3/15/2031(a)	6,972,543
	GreatAmerica Leasing Receivables Funding LLC
1,675,000	Series 2023-1, Class A4, 5.060%, 3/15/2030(a)	1,697,322

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Principal
Amount		Value
	BONDS & DEBENTURES (Continued)
	ASSET-BACKED SECURITIES (Continued)
	EQUIPMENT (Continued)
	Greystone CRE Notes Ltd.
$1,885,830	Series 2021-FL3, Class A, 5.454% (1-Month Term SOFR+113.448 basis points), 7/15/2039(a),(b)	$1,881,116
	Hertz Vehicle Financing LLC
3,499,000	Series 2021-2A, Class A, 1.680%, 12/27/2027(a)	3,334,553
3,489,000	Series 2022-2A, Class A, 2.330%, 6/26/2028(a)	3,327,782
6,142,000	Series 2022-5A, Class A, 3.890%, 9/25/2028(a)	5,988,550
	John Deere Owner Trust
1,372,000	Series 2023-A, Class A4, 5.010%, 12/17/2029	1,384,457
1,203,000	Series 2023-B, Class A4, 5.110%, 5/15/2030	1,217,323
1,664,000	Series 2023-C, Class A4, 5.390%, 8/15/2030	1,703,643
	Kubota Credit Owner Trust
1,359,000	Series 2023-2A, Class A4, 5.230%, 6/15/2028(a)	1,381,657
876,000	Series 2023-1A, Class A4, 5.070%, 2/15/2029(a)	883,981
	M&T Equipment Notes
1,028,000	Series 2023-1A, Class A4, 5.750%, 7/15/2030(a)	1,042,820
2,469,000	Series 2024-1A, Class A4, 4.940%, 8/18/2031(a)	2,493,780
	MF1 Ltd.
1,720,034	Series 2021-FL7, Class A, 5.511% (1-Month Term SOFR+119.448 basis points), 10/16/2036(a),(b)	1,714,800
	MMAF Equipment Finance LLC
2,626,000	Series 2023-A, Class A4, 5.500%, 12/13/2038(a)	2,689,154
736,000	Series 2020-A, Class A5, 1.560%, 10/9/2042(a)	688,852
3,707,000	Series 2024-A, Class A4, 5.100%, 7/13/2049(a)	3,776,420
	TRTX Issuer Ltd.
2,274,529	Series 2022-FL5, Class A, 5.969% (1-Month Term SOFR+165 basis points), 2/15/2039(a),(b)	2,257,665
	Verizon Master Trust
6,196,000	Series 2023-3, Class A, 4.730%, 4/21/2031(a)	6,286,994
8,097,000	Series 2023-6, Class A, 5.350%, 9/22/2031(a)	8,342,950
10,281,000	Series 2024-2, Class A, 4.830%, 12/22/2031(a)	10,414,081
4,579,000	Series 2024-7, Class A, 4.350%, 8/20/2032(a)	4,558,840
		147,235,908
	NON-AGENCY — 0.1%
	Arbor Realty Commercial Real Estate Notes Ltd.
2,217,765	Series 2022-FL1, Class A, 5.799% (30-Day SOFR Average+145 basis points), 1/15/2037(a),(b)	2,216,379

	OTHER — 7.8%
	ABPCI Direct Lending Fund LLC
1,592,022	Series 2022-2A, Class A1, 6.400% (3-Month Term SOFR+210 basis points), 3/1/2032(a),(b)	1,589,462

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Principal
Amount		Value
	BONDS & DEBENTURES (Continued)
	ASSET-BACKED SECURITIES (Continued)
	OTHER (Continued)
$6,652,175	Series 2022-2A, Class C, 8.236%, 3/1/2032(a)	$6,166,653
	ABPCI Direct Lending Fund Ltd.
951,305	Series 2020-1A, Class A, 3.199%, 12/29/2030(a)	933,394
2,424,938	Series 2020-1A, Class B, 4.935%, 12/29/2030(a)	2,369,603
	American Tower Trust 1
8,058,000	5.490%, 3/15/2028(a)	8,190,192
	Brazos Securitization LLC
662,722	5.014%, 9/1/2031(a)	668,210
	Cleco Securitization LLC
1,386,688	4.016%, 3/1/2031	1,358,954
	Cologix Data Centers US Issuer LLC
4,273,000	Series 2021-1A, Class A2, 3.300%, 12/26/2051(a)	4,101,095
3,235,000	Series 2021-1A, Class C, 5.990%, 12/26/2051(a)	3,047,735
	Consumers 2023 Securitization Funding LLC
2,542,000	5.210%, 9/1/2031	2,602,497
	DataBank Issuer
1,400,000	Series 2021-1A, Class A2, 2.060%, 2/27/2051(a)	1,360,751
1,500,000	Series 2021-1A, Class C, 4.430%, 2/27/2051(a)	1,436,743
	Diamond Infrastructure Funding LLC
512,000	Series 2021-1A, Class C, 3.475%, 4/15/2049(a)	481,535
	Diamond Issuer LLC
1,718,000	Series 2021-1A, Class C, 3.787%, 11/20/2051(a)	1,566,445
	DTE Electric Securitization Funding II LLC
2,785,586	5.970%, 3/1/2033	2,917,901
	Elm Trust
1,164,130	Series 2020-3A, Class A2, 2.954%, 8/20/2029(a)	1,148,661
199,357	Series 2020-3A, Class B, 4.481%, 8/20/2029(a)	195,510
96,140	Series 2020-4A, Class A2, 2.286%, 10/20/2029(a)	94,772
341,675	Series 2020-4A, Class B, 3.866%, 10/20/2029(a)	334,223
	Golub Capital Partners Funding Ltd.
703,088	Series 2020-1A, Class A2, 3.208%, 1/22/2029(a)	695,716
483,734	Series 2020-1A, Class B, 4.496%, 1/22/2029(a)	479,522
2,721,719	Series 2021-1A, Class A2, 2.773%, 4/20/2029(a)	2,699,913
1,518,263	Series 2021-1A, Class B, 3.816%, 4/20/2029(a)	1,486,104
4,392,920	Series 2021-2A, Class A, 2.944%, 10/19/2029(a)	4,282,029
5,111,614	Series 2021-2A, Class B, 3.994%, 10/19/2029(a)	4,945,170
	Hotwire Funding LLC
1,250,000	Series 2021-1, Class C, 4.459%, 11/20/2051(a)	1,207,456
1,385,000	Series 2023-1A, Class A2, 5.687%, 5/20/2053(a)	1,395,815
	Kansas Gas Service Securitization I LLC
5,179,915	5.486%, 8/1/2032	5,334,243
	MetroNet Infrastructure Issuer LLC
3,800,000	Series 2022-1A, Class A2, 6.350%, 10/20/2052(a)	3,880,570

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Principal
Amount		Value
	BONDS & DEBENTURES (Continued)
	ASSET-BACKED SECURITIES (Continued)
	OTHER (Continued)
	Monroe Capital Funding Ltd.
$1,978,547	Series 2021-1A, Class A2, 2.815%, 4/22/2031(a)	$1,946,691
679,126	Series 2021-1A, Class B, 3.908%, 4/22/2031(a)	666,418
	Monroe Capital Income Plus Funding LLC
3,425,152	Series 2022-1A, Class A, 4.050%, 4/30/2032(a)	3,333,906
	Oklahoma Development Finance Authority
1,940,074	4.135%, 12/1/2033	1,913,761
690,760	4.285%, 2/1/2034	684,229
1,659,259	3.877%, 5/1/2037	1,617,508
	PFS Financing Corp.
879,000	Series 2022-C, Class B, 4.390%, 5/15/2027(a)	878,346
5,205,000	Series 2022-D, Class A, 4.270%, 8/15/2027(a)	5,196,339
	PG&E Recovery Funding LLC
3,538,963	5.045%, 7/15/2032	3,557,316
5,225,000	4.838%, 6/1/2033	5,237,503
	PG&E Wildfire Recovery Funding LLC
3,244,484	4.022%, 6/1/2031	3,175,539
	SBA Tower Trust
1,380,000	1.631%, 11/15/2026(a)	1,305,592
1,767,000	2.328%, 1/15/2028(a)	1,635,868
1,049,000	6.599%, 1/15/2028(a)	1,074,210
	SpringCastle America Funding LLC
692,494	Series 2020-AA, Class A, 1.970%, 9/25/2037(a)	643,625
	Texas Electric Market Stabilization Funding N LLC
1,632,384	4.265%, 8/1/2036(a)	1,607,770
	Texas Natural Gas Securitization Finance Corp.
735,963	5.102%, 4/1/2035	739,827
	VCP RRL Ltd.
911,283	Series 2021-1A, Class A, 2.152%, 10/20/2031(a)	875,466
1,483,053	Series 2021-1A, Class B, 2.848%, 10/20/2031(a)	1,384,313
2,302,300	Series 2021-1A, Class C, 5.425%, 10/20/2031(a)	2,073,666
	Virginia Power Fuel Securitization LLC
8,504,000	4.877%, 5/1/2031	8,589,040
	WEPCo Environmental Trust Finance LLC
845,184	Series 2021-1, Class A, 1.578%, 12/15/2035	746,062
		115,853,869
	TOTAL ASSET-BACKED SECURITIES
	(Cost $391,397,613)	394,377,984
	COMMERCIAL MORTGAGE-BACKED SECURITIES — 15.3%
	AGENCY — 10.5%
	Federal Home Loan Mortgage Corp.
784,000	Series K068, Class A2, 3.244%, 8/25/2027	764,985

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Principal
Amount		Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
	AGENCY (Continued)
$1,135,000	Series K072, Class A2, 3.444%, 12/25/2027	$1,116,463
3,064,000	Series K073, Class A2, 3.350%, 1/25/2028	2,983,284
1,691,000	Series K076, Class A2, 3.900%, 4/25/2028	1,670,679
377,000	Series K077, Class A2, 3.850%, 5/25/2028(b)	370,762
3,220,000	Series K079, Class A2, 3.926%, 6/25/2028	3,180,790
2,683,000	Series K080, Class A2, 3.926%, 7/25/2028(b)	2,649,606
7,407,000	Series K081, Class A2, 3.900%, 8/25/2028(b)	7,283,245
5,016,000	Series K082, Class A2, 3.920%, 9/25/2028(b)	4,932,083
2,785,000	Series K083, Class A2, 4.050%, 9/25/2028(b)	2,766,127
7,311,000	Series K084, Class A2, 3.780%, 10/25/2028(b)	7,188,246
2,867,000	Series K085, Class A2, 4.060%, 10/25/2028(b)	2,847,474
3,232,000	Series K089, Class A2, 3.563%, 1/25/2029	3,145,002
509,000	Series K088, Class A2, 3.690%, 1/25/2029	497,684
5,136,000	Series K090, Class A2, 3.422%, 2/25/2029	4,970,438
2,866,000	Series K091, Class A2, 3.505%, 3/25/2029	2,788,711
669,000	Series K092, Class A2, 3.298%, 4/25/2029	643,644
560,000	Series K093, Class A2, 2.982%, 5/25/2029	533,682
10,160,420	Series K095, Class A2, 2.785%, 6/25/2029	9,565,076
10,437,000	Series K094, Class A2, 2.903%, 6/25/2029	9,883,707
5,934,750	Series K097, Class A2, 2.508%, 7/25/2029	5,536,389
13,412,000	Series K096, Class A2, 2.519%, 7/25/2029	12,512,244
2,622,000	Series K099, Class A2, 2.595%, 9/25/2029	2,445,901
6,883,000	Series K101, Class A2, 2.524%, 10/25/2029	6,381,685
4,314,000	Series K102, Class A2, 2.537%, 10/25/2029	3,999,709
6,001,000	Series K103, Class A2, 2.651%, 11/25/2029	5,597,468
894,000	Series K107, Class A2, 1.639%, 1/25/2030	793,218
449,000	Series K105, Class A2, 1.872%, 1/25/2030	402,887
1,718,000	Series K106, Class A2, 2.069%, 1/25/2030	1,550,857
2,381,000	Series K104, Class A2, 2.253%, 1/25/2030	2,173,240
1,265,000	Series K108, Class A2, 1.517%, 3/25/2030	1,109,808
8,157,000	Series K751, Class A2, 4.412%, 3/25/2030	8,178,641
1,920,000	Series K109, Class A2, 1.558%, 4/25/2030	1,676,808
2,981,000	Series K151, Class A3, 3.511%, 4/25/2030	2,863,867
258,000	Series K111, Class A2, 1.350%, 5/25/2030	222,498
1,407,000	Series K114, Class A2, 1.366%, 6/25/2030	1,213,677
564,000	Series K116, Class A2, 1.378%, 7/25/2030	486,498
2,774,000	Series K752, Class A2, 4.284%, 7/25/2030	2,767,045
9,296,000	Series K117, Class A2, 1.406%, 8/25/2030	7,971,969
2,108,000	Series K120, Class A2, 1.500%, 10/25/2030	1,818,122
11,142,000	Series K754, Class A2, 4.940%, 11/25/2030(b)	11,387,719
	Freddie Mac Multifamily Structured Pass-Through Certificates
2,550,000	Series K100, Class A2, 2.673%, 9/25/2029	2,389,704
695,000	Series K110, Class A2, 1.477%, 4/25/2030	606,529

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Principal
Amount		Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
	AGENCY (Continued)
$1,000,000	Series K113, Class A2, 1.341%, 6/25/2030	$862,642
1,978,000	Series K115, Class A2, 1.383%, 6/25/2030	1,698,844
		156,429,657
	AGENCY STRIPPED — 0.1%
	Government National Mortgage Association
1,268,168	Series 2015-19, Class IO, 0.293%, 1/16/2057(b)	16,561
727,627	Series 2015-7, Class IO, 0.488%, 1/16/2057(b)	14,119
1,978,361	Series 2020-43, Class IO, 1.262%, 11/16/2061(b)	143,185
2,686,614	Series 2020-71, Class IO, 1.101%, 1/16/2062(b)	175,011
5,042,911	Series 2020-75, Class IO, 0.870%, 2/16/2062(b)	282,094
3,338,473	Series 2020-42, Class IO, 0.938%, 3/16/2062(b)	194,760
		825,730
	NON-AGENCY — 4.7%
	A10 Bridge Asset Financing LLC
23,017	Series 2021-D, Class A1FX, 2.589%, 10/1/2038(a)	23,002
	Arbor Multifamily Mortgage Securities Trust
6,960,000	Series 2020-MF1, Class A5, 2.756%, 5/15/2053(a)	6,302,667
	BBCMS Trust
492,905	Series 2015-SRCH, Class A1, 3.312%, 8/10/2035(a)	479,823
	Benchmark Mortgage Trust
2,591,000	Series 2024-V11, Class A3, 5.909%, 11/15/2057(b)	2,690,689
	BMO Mortgage Trust
2,581,000	Series 2024-5C7, Class A3, 5.566%, 11/15/2057(b)	2,629,150
1,258,000	Series 2024-5C8, Class A3, 5.625%, 12/15/2057(b)	1,291,481
	BX Commercial Mortgage Trust
1,410,000	Series 2021-VOLT, Class E, 6.434% (1-Month Term SOFR+211.448 basis points), 9/15/2036(a),(b)	1,385,334
2,319,000	Series 2021-VOLT, Class F, 6.834% (1-Month Term SOFR+251.448 basis points), 9/15/2036(a),(b)	2,290,770
	BX Trust
5,125,000	Series 2019-OC11, Class A, 3.202%, 12/9/2041(a)	4,718,015
	CHI Commercial Mortgage Trust
7,209,000	Series 2025-SFT, Class A, 5.665%, 4/15/2042(a),(b)	7,245,999
	Hudson Yards Mortgage Trust
1,100,000	Series 2025-SPRL, Class A, 5.467%, 1/13/2040(a),(b)	1,116,935
	JPMBB Commercial Mortgage Securities Trust
480,226	Series 2015-C31, Class A3, 3.801%, 8/15/2048	476,825
	Manhattan West Mortgage Trust
4,991,000	Series 2020-1MW, Class A, 2.130%, 9/10/2039(a)	4,647,981
	Progress Residential Trust
1,848,000	Series 2024-SFR5, Class A, 3.000%, 8/9/2029(a)	1,711,639

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Principal
Amount		Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
	NON-AGENCY (Continued)
$1,413,681	Series 2021-SFR11, Class A, 2.283%, 1/17/2039(a)	$1,299,642
1,257,953	Series 2021-SFR7, Class A, 1.692%, 8/17/2040(a)	1,174,921
719,707	Series 2021-SFR9, Class A, 2.013%, 11/17/2040(a)	666,604
3,970,757	Series 2021-SFR10, Class A, 2.393%, 12/17/2040(a)	3,725,292
2,114,758	Series 2024-SFR3, Class A, 3.000%, 6/17/2041(a)	1,964,441
9,800,000	Series 2024-SFR4, Class A, 3.100%, 7/17/2041(a)	9,127,640
7,342,000	Series 2025-SFR2, Class A, 3.305%, 4/17/2042(a)	6,769,875
	ROCK Trust 2024-CNTR
4,311,000	Series 2024-CNTR, Class A, 5.388%, 11/13/2041(a)	4,337,163
	SLG Office Trust
5,585,000	Series 2021-OVA, Class A, 2.585%, 7/15/2041(a)	4,787,259
		70,863,147
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
	(Cost $224,509,463)	228,118,534
	CORPORATE BANK DEBT — 0.3%
	Capstone Acquisition Holdings, Inc. Term Loan
1,837,561	8.925% (1-Month Term SOFR+460 basis points), 11/12/2029(b),(c),(d),(e)	1,825,069
	JC Penney Corp., Inc.
471,013	5.568% (3-Month USD LIBOR+425 basis points), 6/23/2025*,(b),(c),(d),(e),(f)	47
	Lealand Finance Company B.V. Senior Exit LC
405,491	5.250%, 6/30/2027(b),(c),(d),(e),(g)	(89,208)
	McDermott Technology Americas, Inc.
13,326	8.439% (1-Month Term SOFR+400 basis points), 12/31/2027(b),(c),(d),(e),(h),(i)	5,397
	WH Borrower LLC
2,790,000	9.075% (1-Month Term SOFR+475 basis points), 2/20/2032(b),(c),(e)	2,776,050
	TOTAL CORPORATE BANK DEBT
	(Cost $4,609,712)	4,517,355
	CORPORATE BONDS — 3.9%
	COMMUNICATIONS — 0.7%
	CCO Holdings LLC / CCO Holdings Capital Corp.
2,633,000	6.375%, 9/1/2029(a)	2,623,949
	Consolidated Communications, Inc.
1,119,000	6.500%, 10/1/2028(a)	1,078,436
	DISH Network Corp.
2,000,000	11.750%, 11/15/2027(a)	2,102,040
	Frontier Communications Holdings LLC
3,066,000	5.875%, 10/15/2027(a)	3,064,620
1,636,000	6.000%, 1/15/2030(a)	1,640,172
		10,509,217
	CONSUMER DISCRETIONARY — 0.2%
	Air Canada Pass-Through Trust
1,676,674	Series 2017-1, Class AA, 3.300%, 7/15/2031(a)	1,563,498

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Principal
Amount		Value
	CORPORATE BONDS (Continued)
	CONSUMER DISCRETIONARY (Continued)
	VT Topco, Inc.
$979,000	8.500%, 8/15/2030(a)	$1,020,608
		2,584,106
	FINANCIALS — 2.2%
	Apollo Debt Solutions BDC Senior Notes
3,644,000	8.620%, 9/28/2028(d),(e)	3,644,000
	Blue Owl Credit Income Corp.
5,727,000	7.950%, 6/13/2028	6,073,609
	Hlend Senior Notes
5,000,000	8.170%, 3/15/2028(d),(e)	5,000,000
	HPS Corporate Lending Fund
2,981,000	6.750%, 1/30/2029	3,064,575
	Midcap Financial Issuer Trust
10,563,000	6.500%, 5/1/2028(a)	10,114,073
	Oaktree Strategic Credit Fund
4,032,000	8.400%, 11/14/2028	4,363,068
	OCREDIT BDC Senior Notes
1,557,000	7.770%, 3/7/2029(d),(e)	1,557,000
		33,816,325
	HEALTH CARE — 0.3%
	Heartland Dental LLC/Heartland Dental Finance Corp.
4,410,000	10.500% (1-Month Term SOFR+0.000 basis points), 4/30/2028(a),(e)	4,630,500
	UTILITIES — 0.5%
	Cleco Securitization II LLC
7,000,000	4.680%, 12/1/2036	7,016,639
	TOTAL CORPORATE BONDS
	(Cost $57,197,466)	58,556,787
	RESIDENTIAL MORTGAGE-BACKED SECURITIES — 25.2%
	AGENCY COLLATERALIZED MORTGAGE OBLIGATION — 0.0%
	Federal National Mortgage Association
50,711	Series 2012-144, Class PD, 3.500%, 4/25/2042	49,588
	Freddie Mac REMICS
100,349	Series 4162, Class P, 3.000%, 2/15/2033	97,275
		146,863
	AGENCY POOL ADJUSTABLE RATE — 1.4%
	Fannie Mae Pool
331,402	1.727% (30-Day SOFR Average+211 basis points), 7/1/2051(b)	295,388
2,847,304	1.971% (30-Day SOFR Average+206.9 basis points), 8/1/2051(b)	2,552,870
227,127	1.607% (30-Day SOFR Average+209.4 basis points), 9/1/2051(b)	200,710
1,502,233	1.952% (30-Day SOFR Average+212 basis points), 1/1/2052(b)	1,341,903
2,581,270	1.889% (30-Day SOFR Average+233.2 basis points), 4/1/2052(b)	2,299,951
	Freddie Mac Non Gold Pool

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Principal
Amount		Value
	RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
	AGENCY POOL ADJUSTABLE RATE (Continued)
$968,691	1.662% (30-Day SOFR Average+213 basis points), 9/1/2051(b)	$859,043
1,377,360	2.563% (30-Day SOFR Average+213 basis points), 3/1/2052(b)	1,249,764
906,245	2.539% (30-Day SOFR Average+214 basis points), 5/1/2052(b)	823,572
9,224,620	2.157% (30-Day SOFR Average+217.7 basis points), 7/1/2052(b)	8,252,347
1,207,809	3.346% (30-Day SOFR Average+221.2 basis points), 11/1/2052(b)	1,135,737
1,331,433	2.163% (30-Day SOFR Average+217.8 basis points), 5/1/2053(b)	1,191,340
		20,202,625
	AGENCY POOL FIXED RATE — 18.7%
	Fannie Mae Pool
7,627,736	1.500%, 12/1/2035	6,762,455
1,994,957	1.500%, 12/1/2035	1,768,651
955,938	1.500%, 3/1/2036	844,510
2,539,410	1.000%, 4/1/2036	2,177,729
616,250	1.500%, 4/1/2036	544,417
2,500,850	1.500%, 4/1/2036	2,209,341
1,824,814	1.500%, 5/1/2036	1,608,685
4,004,937	1.500%, 6/1/2036	3,530,597
873,025	1.500%, 6/1/2036	769,625
1,546,115	1.500%, 7/1/2036	1,359,130
11,065,287	1.500%, 8/1/2036	9,775,475
793,213	1.500%, 8/1/2036	697,282
4,075,292	1.000%, 9/1/2036	3,479,606
1,369,357	1.500%, 9/1/2036	1,203,748
3,360,461	1.500%, 10/1/2036	2,954,051
2,527,815	1.000%, 11/1/2036	2,151,002
14,555,179	1.000%, 12/1/2036	12,385,703
18,005,240	1.000%, 3/1/2037	15,321,526
9,377,230	1.500%, 3/1/2037	8,266,603
7,033,034	1.500%, 8/1/2037	6,182,467
1,788,162	2.000%, 6/1/2040	1,541,180
665,779	2.000%, 9/1/2040	573,283
718,992	2.000%, 10/1/2040	618,810
455,573	1.500%, 11/1/2040	377,644
717,753	2.000%, 11/1/2040	617,396
2,158,186	1.500%, 12/1/2040	1,787,634
1,922,973	2.000%, 12/1/2040	1,653,001
2,260,514	1.500%, 2/1/2041	1,869,568
7,735,917	1.500%, 3/1/2041	6,393,840
3,768,274	1.500%, 5/1/2041	3,108,212
1,661,785	2.500%, 5/1/2041	1,468,947
7,511,821	1.500%, 7/1/2041	6,184,378
1,003,117	2.000%, 7/1/2041	857,826

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Principal
Amount		Value
	RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
	AGENCY POOL FIXED RATE (Continued)
$9,370,384	2.000%, 9/1/2041	$8,053,002
6,661,000	1.500%, 10/1/2041	5,471,606
14,500,784	1.500%, 11/1/2041	11,903,739
1,081,632	1.500%, 2/1/2042	893,827
912,378	1.500%, 3/1/2042	749,432
2,921,857	1.500%, 3/1/2042	2,416,515
2,364,405	2.000%, 8/1/2042	2,018,871
7,923,552	2.000%, 8/1/2042	6,719,728
3,375,705	3.500%, 4/1/2044	3,149,104
5,296,716	4.000%, 6/1/2045	5,096,233
1,149,098	4.000%, 7/1/2046	1,105,137
738,145	4.000%, 7/1/2046	705,727
1,304,399	4.000%, 10/1/2046	1,254,179
719,816	4.000%, 10/1/2046	692,588
1,102,204	4.000%, 3/1/2048	1,058,891
	Freddie Mac Pool
10,150,083	1.500%, 11/1/2035	8,998,670
967,647	1.500%, 11/1/2035	857,878
3,636,660	1.500%, 1/1/2036	3,208,120
465,286	1.500%, 4/1/2036	411,051
1,310,910	1.000%, 5/1/2036	1,123,077
768,284	1.500%, 5/1/2036	677,289
1,844,919	1.500%, 6/1/2036	1,622,373
904,731	1.000%, 7/1/2036	772,423
3,246,565	1.500%, 8/1/2036	2,853,929
1,314,884	1.000%, 10/1/2036	1,126,301
2,429,810	1.500%, 10/1/2036	2,135,952
9,403,369	1.500%, 10/1/2036	8,307,277
723,849	1.500%, 11/1/2036	641,736
2,835,524	2.000%, 6/1/2040	2,444,089
626,981	2.000%, 8/1/2040	540,111
388,888	4.000%, 10/1/2040	374,479
1,301,485	1.500%, 11/1/2040	1,078,895
357,799	4.000%, 11/1/2040	344,676
808,590	2.000%, 12/1/2040	694,568
538,509	1.500%, 2/1/2041	446,057
6,939,778	1.500%, 2/1/2041	5,739,040
4,657,873	1.500%, 3/1/2041	3,849,303
14,895,444	1.500%, 3/1/2041	12,309,026
3,742,471	1.500%, 4/1/2041	3,090,476
13,290,229	1.500%, 5/1/2041	10,968,490
5,538,101	1.500%, 6/1/2041	4,566,750
1,864,473	1.500%, 7/1/2041	1,535,952

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Principal
Amount		Value
	RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
	AGENCY POOL FIXED RATE (Continued)
$7,571,511	1.500%, 8/1/2041	$6,232,132
1,077,128	2.000%, 8/1/2041	920,676
5,036,322	1.500%, 9/1/2041	4,139,431
1,482,528	1.500%, 10/1/2041	1,217,817
564,844	1.500%, 11/1/2041	466,106
2,763,967	1.500%, 11/1/2041	2,267,225
8,693,094	1.500%, 12/1/2041	7,132,158
4,808,841	1.500%, 12/1/2041	3,974,080
699,043	1.500%, 1/1/2042	575,512
4,259,777	2.000%, 5/1/2042	3,637,090
2,869,885	2.000%, 8/1/2042	2,447,578
2,938,925	2.000%, 8/1/2042	2,512,427
		278,573,121
	AGENCY STRIPPED — 0.0%
	Fannie Mae Interest Strip
38,839	Series 284, Class 1, 0.000%, 7/25/2027	37,022

	NON-AGENCY — 0.4%
	Sequoia Mortgage Trust
1,998,907	Series 2021-4, Class A4, 2.500%, 6/25/2051(a),(b)	1,763,482
1,066,198	Series 2021-5, Class A4, 2.500%, 7/25/2051(a),(b)	941,118
3,813,356	Series 2021-9, Class A4, 2.500%, 1/25/2052(a),(b)	3,340,863
		6,045,463
	NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATION — 4.7%
	GS Mortgage-Backed Securities Trust
931,744	Series 2021-PJ4, Class A8, 2.500%, 9/25/2051(a),(b)	823,847
5,879,132	Series 2021-PJ5, Class A8, 2.500%, 10/25/2051(a),(b)	5,193,711
5,769,988	Series 2021-PJ6, Class A8, 2.500%, 11/25/2051(a),(b)	5,088,117
4,096,181	Series 2021-PJ7, Class A8, 2.500%, 1/25/2052(a),(b)	3,605,942
1,462,957	Series 2021-PJ10, Class A8, 2.500%, 3/25/2052(a),(b)	1,284,586
967,262	Series 2022-PJ1, Class A8, 2.500%, 5/28/2052(a),(b)	846,751
4,377,614	Series 2022-PJ2, Class A24, 3.000%, 6/25/2052(a),(b)	3,929,424
914,542	Series 2022-PJ3, Class A24, 3.000%, 8/25/2052(a),(b)	820,503
9,645,979	Series 2022-PJ5, Class A22, 2.500%, 10/25/2052(a),(b)	8,415,003
	J.P. Morgan Mortgage Trust
698,686	Series 2021-6, Class A4, 2.500%, 10/25/2051(a),(b)	619,028
1,849,121	Series 2021-7, Class A4, 2.500%, 11/25/2051(a),(b)	1,635,840
2,243,223	Series 2021-10, Class A4A, 2.000%, 12/25/2051(a),(b)	1,927,971
6,468,219	Series 2021-10, Class A4, 2.500%, 12/25/2051(a),(b)	5,699,582
2,137,103	Series 2021-8, Class A4, 2.500%, 12/25/2051(a),(b)	1,890,056
7,502,644	Series 2021-11, Class A4, 2.500%, 1/25/2052(a),(b)	6,624,327

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Principal
Amount		Value
	RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
	NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATION (Continued)
$2,104,097	Series 2021-13, Class A4, 2.500%, 4/25/2052(a),(b)	$1,860,513
575,019	Series 2021-15, Class A4, 2.500%, 6/25/2052(a),(b)	505,602
9,656,655	Series 2022-1, Class A4, 2.500%, 7/25/2052(a),(b)	8,470,495
494,991	Series 2022-3, Class A4A, 2.500%, 8/25/2052(a),(b)	433,940
4,426,499	Series 2024-3, Class A4, 3.000%, 5/25/2054(a),(b)	3,964,159
	Pretium Mortgage Credit Partners LLC
1,009,648	Series 2024-RPL1, Class A1, 3.900%, 10/25/2063(a),(b)	948,905
	Towd Point Mortgage Trust
181,642	Series 2018-2, Class A1, 3.250%, 3/25/2058(a),(b)	178,297
3,851,511	Series 2019-4, Class A1, 2.900%, 10/25/2059(a),(b)	3,671,697
614,576	Series 2020-4, Class A1, 1.750%, 10/25/2060(a)	549,563
1,623,007	Series 2023-1, Class A1, 3.750%, 1/25/2063(a)	1,532,880
		70,520,739
	TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES
	(Cost $369,864,460)	375,525,833
	U.S. TREASURY NOTES & BONDS — 19.5%
	U.S. Treasury Note
12,819,000	3.500%, 9/30/2029	12,585,655
19,610,000	4.125%, 10/31/2029	19,752,478
39,810,000	4.125%, 11/30/2029	40,114,797
186,661,000	4.375%, 12/31/2029	190,029,652
14,816,000	4.250%, 1/31/2030	15,005,830
2,856,000	4.000%, 2/28/2030	2,862,471
10,896,000	4.625%, 9/30/2030	11,229,690
	TOTAL U.S. TREASURY NOTES & BONDS
	(Cost $285,281,790)	291,580,573
	TOTAL BONDS & DEBENTURES
	(Cost $1,332,860,504)	1,352,677,066

Number
of Shares
	COMMON STOCKS — 0.2%
	REAL ESTATE SERVICES — 0.1%
58,520	Copper Property CTL Pass Through Trust(e)	756,225
	SOFTWARE — 0.0%
11,258	Windstream Holdings, Inc.(d)	202,644
	TRANSPORTATION & LOGISTICS — 0.1%
75,292	PHI Group, Inc.*,(d),(e)	1,844,654
	TOTAL COMMON STOCKS
	(Cost $1,928,416)	2,803,523

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Number
of Shares		Value
	SHORT-TERM INVESTMENTS — 9.0%
	MONEY MARKET INVESTMENTS — 0.8%
12,893,338	Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class, 4.20%(j)	$12,893,338

Principal
Amount
	TREASURY BILLS — 8.2%
$122,206,000	U.S. Treasury Bill, 4.28%, 4/3/2025(k)	122,177,349
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $135,070,687)	135,070,687

	TOTAL INVESTMENTS — 99.8%
	(Cost $1,469,859,607)	1,490,551,276

	Other Assets in Excess of Liabilities — 0.2%	2,986,519
	TOTAL NET ASSETS — 100.0%	$1,493,537,795

BDC – Business Development Company

IO – Interest Only

LLC – Limited Liability Company

LP – Limited Partnership

US – United States

*	Non-income producing security.
(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $479,258,273, which represents 32.09% of Net Assets.
(b)	Variable or floating rate security.
(c)	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”), (iii) the Certificate of Deposit rate, or (iv) Secured Overnight Financing Rate (“SOFR”). Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
(d)	The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.
(e)	Restricted securities. These restricted securities constituted 1.47% of total net assets at March 31, 2025, most of which are considered liquid by the Adviser. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under policies adopted by authority of the Fund's Board of Trustees.
(f)	Security is in default.
(g)	Payment-in-kind interest is generally paid by issuing additional par/shares of the security rather than paying cash.
(h)	As of March 31, 2025, the Fund had entered into commitments to fund various delayed draw debt-related investments. Such commitments are subject to the satisfaction of certain conditions set forth in the documents governing those investments and there can be no assurance that such conditions will be satisfied.
(i)	All or a portion of the loan is unfunded.
(j)	The rate is the annualized seven-day yield at period end.
(k)	Treasury bill discount rate.

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Restricted Security	Initial Acquisition Date	Cost	Fair Value	Fair Value as a % of Net Assets
Apollo Debt Solutions BDC Senior Notes	8/10/2023	$3,644,000	$3,644,000	0.25%
Capstone Acquisition Holdings, Inc. Term Loan 8.925% (1-Month Term SOFR+460 basis points),11/12/2029	11/12/2020	1,827,735	1,825,070	0.12%
Copper Property CTL Pass Through Trust	1/17/2019	939,850	756,225	0.05%
Heartland Dental LLC/Heartland Dental Finance Corp. 10.500%, (1-Month Term SOFR+0.000 basis points), 04/30/2028	5/5/2023	4,370,930	4,630,500	0.31%
Hlend Senior Notes 8.170%, 03/15/2028	2/16/2023	5,000,000	5,000,000	0.34%
JC Penney Corp., Inc., 5.568%, (3-Month USD Libor+425 basis points), 06/23/2025	2/3/2021	-	47	0.00%
Lealand Finance Company B.V. Senior Exit LC 5.250%, 06/30/2027	2/28/2020	(636)	(89,208)	-0.01%
McDermott Technology Americas, Inc., 8.439%, (1-Month Term SOFR+400 basis points), 12/31/2027	3/25/2024	6,564	5,397	0.00%
OCREDIT BDC Senior Notes 7.770%, 03/07/2029	2/22/2024	1,557,000	1,557,000	0.10%
PHI Group, Inc.	8/19/2019	615,785	1,844,654	0.12%
WH Borrower LLC 9.075%, (1-Month Term SOFR+475 basis points), 02/20/2032	2/12/2025	2,776,050	2,776,050	0.19%
		$20,737,278	$21,949,735	1.47%